Information on market risk and fair value of financial assets and liabilities (telecom activities) - Book value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	€ 5,545	€ 3,290	€ 4,803
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			3,206
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets			431
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	381
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			5,645
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	6,237	6,040
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	5,545	3,291	4,803
Equity investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	421	432
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	205	203	141
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	38	27	642
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	4,500	2,266
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			382
Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		363
Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	5,846	8,188	7,891
Cash Equivalents [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			5,140
Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	2,668
Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 3,178	5,479
Cash [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		€ 2,709
Cash [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets			€ 2,751